Sources of estimation uncertainty and significant accounting judgements (Details) - USD ($) $ in Millions	1 Months Ended
	Oct. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	[1]	Dec. 31, 2023	[1]
Sources of estimation uncertainty and significant accounting judgements
Intangible assets		$ 8,917	$ 8,899		$ 8,970
Indefinite lived brands | Terminix CGU
Sources of estimation uncertainty and significant accounting judgements
Intangible assets	$ 1,435
Useful life, if assets had finite useful life	15 years
Amortisation charge, if assets had finite useful life	$ 96

[1]	Refer to foreign currency translation in material accounting policies section.